SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value Measurements
	Level 1	Level 2	Level 3	Level 4
Liabilities
Derivative liability	$-	$-	$499,767	$499,767